Comprehensive Income and Equity (Schedule Of Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Comprehensive Income
Net income	$ 15.9	$ (14.0)	$ 22.7	$ 19.9	$ 9.0	$ 5.2	$ 15.8	$ 16.1	$ 7.4	$ 37.6	$ 44.5	$ 21.4
Other comprehensive income (loss):
Change in currency translation adjustment	5.5				6.9					(2.5)	11.5	24.0
Change in unrecognized pension net loss, net of tax	1.3				0.9					(14.9)	(0.7)	1.9
Change in unrecognized pension transition asset, net of tax	(0.1)				0					0.2	0.2	0.2
Total comprehensive income	22.6				16.8					20.1	55.3	47.0
Less: comprehensive income attributable to noncontrolling interests	0.3				0.2					1.2	0.7	3.5
Comprehensive income attributable to Koppers	$ 22.3				$ 16.6					$ 18.9	$ 54.6	$ 43.5